Incentive Plans (Summary Of Valuation Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option grant		$ 20.34
Dividend yield		1.80%
Expected volatility, minimum	39.00%
Expected volatility, maximum	39.62%
Expected volatility		37.00%
Risk-free interest rate		2.10%
Expected life		5 years 1 month 6 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option grant	$ 12.37
Dividend yield	1.80%
Risk-free interest rate, minimum	0.55%
Expected life	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per option grant	$ 17.74
Dividend yield	2.27%
Risk-free interest rate, maximum	0.77%
Expected life	5 years 2 months 12 days